Annual Total Returns [BarChart] - iShares iBonds Dec 2022 Term Corporate ETF - iShares iBonds Dec 2022 Term Corporate ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2016	5.46%
Annual Return 2017	3.92%
Annual Return 2018	0.08%
Annual Return 2019	7.37%
Annual Return 2020	3.45%